Condensed Consolidated Statements of Operations (Including Dala Petroleum 5-21-14) (USD $)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	May 21, 2014	Jun. 30, 2014
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	260,151	75,936	282,806
Impairment of oil and natural gas properties	43,938	0	43,938
Total costs and expenses	304,089	75,936	326,744
Net loss from operations	(304,089)	(75,936)	(326,744)
Net loss	(304,089)	(75,936)	(326,744)
Dividends on preferred stock	13,018	0	13,018
Net loss attributable to common stock	$ (317,107)	$ (75,936)	$ (339,762)
Basic and diluted loss per share	$ (0.06)	$ (0.21)	$ (0.12)
Weighted average number of shares outstanding, basic and diluted	5,302,198	362,903	2,942,073